Schedule of Investments(a)
Invesco QQQ TrustSM, Series 1 (QQQ)
December 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Automobiles-4.50%
Tesla, Inc.(b)	9,686,292	$6,835,325,676
Beverages-2.47%
Keurig Dr Pepper, Inc.	17,682,552	565,841,664
Monster Beverage Corp.(b)	6,633,430	613,459,606
PepsiCo, Inc.	17,364,646	2,575,177,002
		3,754,478,272
Biotechnology-3.99%
Alexion Pharmaceuticals, Inc.(b)	2,749,856	429,637,502
Amgen, Inc.	7,315,083	1,681,883,883
Biogen, Inc.(b)	1,933,557	473,450,767
Gilead Sciences, Inc.	15,750,935	917,649,473
Incyte Corp.(b)	2,751,755	239,347,650
Moderna, Inc.(b)	4,972,168	519,442,391
Regeneron Pharmaceuticals, Inc.(b)	1,317,565	636,528,827
Seagen, Inc.(b)	2,265,602	396,797,534
Vertex Pharmaceuticals, Inc.(b)	3,267,466	772,232,915
		6,066,970,942
Commercial Services & Supplies-0.56%
Cintas Corp.	1,314,641	464,673,008
Copart, Inc.(b)	2,967,092	377,562,457
		842,235,465
Communications Equipment-1.56%
Cisco Systems, Inc.	53,094,778	2,375,991,315
Electric Utilities-0.97%
American Electric Power Co., Inc.	6,237,284	519,378,639
Exelon Corp.	12,258,351	517,547,579
Xcel Energy, Inc.	6,602,526	440,190,408
		1,477,116,626
Electronic Equipment, Instruments & Components-0.16%
CDW Corp.	1,796,674	236,783,666
Entertainment-3.17%
Activision Blizzard, Inc.	9,711,173	901,682,413
Electronic Arts, Inc.	3,642,106	523,006,421
NetEase, Inc., ADR (China)	4,113,318	393,932,465
Netflix, Inc.(b)	5,551,293	3,001,750,664
		4,820,371,963
Food & Staples Retailing-1.66%
Costco Wholesale Corp.	5,544,145	2,088,922,953
Walgreens Boots Alliance, Inc.	10,880,472	433,913,223
		2,522,836,176
Food Products-1.04%
Kraft Heinz Co. (The)	15,362,602	532,467,786
Mondelez International, Inc., Class A	17,970,407	1,050,729,697
		1,583,197,483
Health Care Equipment & Supplies-1.79%
Align Technology, Inc.(b)	990,788	529,457,292
DexCom, Inc.(b)	1,206,602	446,104,891
IDEXX Laboratories, Inc.(b)	1,071,808	535,764,665
Intuitive Surgical, Inc.(b)	1,477,104	1,208,418,782
		2,719,745,630
Health Care Technology-0.20%
Cerner Corp.	3,852,387	302,335,332
	Shares	Value
Hotels, Restaurants & Leisure-1.39%
Marriott International, Inc., Class A	4,075,318	$537,615,951
Starbucks Corp.	14,747,884	1,577,728,630
		2,115,344,581
Interactive Media & Services-10.40%
Alphabet, Inc., Class A(b)	2,482,517	4,350,958,595
Alphabet, Inc., Class C(b)	2,723,821	4,771,807,534
Baidu, Inc., ADR (China)(b)	3,470,150	750,385,236
Facebook, Inc., Class A(b)	19,850,284	5,422,303,577
Match Group, Inc.(b)	3,342,162	505,301,473
		15,800,756,415
Internet & Direct Marketing Retail-11.83%
Amazon.com, Inc.(b)	4,143,104	13,493,799,711
Booking Holdings, Inc.(b)	514,615	1,146,186,551
eBay, Inc.	8,661,695	435,250,174
JD.com, Inc., ADR (China)(b)	10,949,972	962,502,539
MercadoLibre, Inc. (Argentina)(b)	625,445	1,047,757,973
Pinduoduo, Inc., ADR (China)(b)	3,749,355	666,147,903
Trip.com Group Ltd., ADR (China)(b)	6,571,335	221,651,129
		17,973,295,980
IT Services-4.62%
Automatic Data Processing, Inc.	5,388,137	949,389,740
Cognizant Technology Solutions Corp., Class A	6,717,913	550,532,970
Fiserv, Inc.(b)	8,424,248	959,184,877
Okta, Inc.(b)	1,507,327	383,252,963
Paychex, Inc.	4,517,181	420,910,926
PayPal Holdings, Inc.(b)	14,722,600	3,448,032,920
VeriSign, Inc.(b)	1,433,826	310,279,946
		7,021,584,342
Leisure Products-0.32%
Peloton Interactive, Inc., Class A(b)	3,210,579	487,109,046
Life Sciences Tools & Services-0.45%
Illumina, Inc.(b)	1,834,547	678,782,390
Machinery-0.25%
PACCAR, Inc.	4,353,103	375,585,727
Media-3.44%
Charter Communications, Inc., Class A(b)	2,511,501	1,661,483,486
Comcast Corp., Class A	57,371,516	3,006,267,438
Fox Corp., Class A	4,241,331	123,507,559
Fox Corp., Class B	3,239,692	93,562,305
Sirius XM Holdings, Inc.	53,396,151	340,133,482
		5,224,954,270
Multiline Retail-0.21%
Dollar Tree, Inc.(b)	2,955,264	319,286,723
Professional Services-0.28%
Verisk Analytics, Inc.	2,042,988	424,103,879
Road & Rail-0.57%
CSX Corp.	9,609,583	872,069,657
Semiconductors & Semiconductor Equipment-14.03%
Advanced Micro Devices, Inc.(b)	15,112,413	1,385,959,396
Analog Devices, Inc.	4,642,650	685,858,684
Applied Materials, Inc.	11,475,668	990,350,148
ASML Holding N.V., New York Shares (Netherlands)	951,723	464,174,342
Broadcom, Inc.	5,082,674	2,225,448,811
Intel Corp.	51,492,478	2,565,355,254
KLA Corp.	1,940,847	502,504,697
See accompanying notes which are an integral part of this schedule.

Invesco QQQ TrustSM, Series 1 (QQQ)—(continued)
December 31, 2020
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Lam Research Corp.	1,809,514	$854,579,177
Marvell Technology Group Ltd.	8,420,746	400,322,265
Maxim Integrated Products, Inc.	3,358,713	297,749,907
Microchip Technology, Inc.	3,271,698	451,854,211
Micron Technology, Inc.(b)	13,987,914	1,051,611,375
NVIDIA Corp.	7,777,923	4,061,631,391
NXP Semiconductors N.V. (Netherlands)	3,515,136	558,941,775
QUALCOMM, Inc.	14,211,333	2,164,954,469
Skyworks Solutions, Inc.	2,086,821	319,033,194
Texas Instruments, Inc.	11,534,216	1,893,110,872
Xilinx, Inc.	3,080,028	436,655,570
		21,310,095,538
Software-15.28%
Adobe, Inc.(b)	6,027,764	3,014,605,332
ANSYS, Inc.(b)	1,079,173	392,603,137
Atlassian Corp. PLC, Class A(b)	1,660,622	388,369,667
Autodesk, Inc.(b)	2,755,292	841,300,859
Cadence Design Systems, Inc.(b)	3,504,848	478,166,413
Check Point Software Technologies Ltd. (Israel)(b)	1,761,653	234,141,300
DocuSign, Inc.(b)	2,326,660	517,216,518
Intuit, Inc.	3,301,476	1,254,065,658
Microsoft Corp.	62,429,202	13,885,503,109
Splunk, Inc.(b)	2,015,401	342,396,476
	Shares	Value
Software-(continued)
Synopsys, Inc.(b)	1,906,928	$494,352,015
Workday, Inc., Class A(b)	2,261,739	541,935,282
Zoom Video Communications, Inc., Class A(b)	2,447,172	825,480,059
		23,210,135,825
Specialty Retail-0.63%
O’Reilly Automotive, Inc.(b)	910,336	411,990,764
Ross Stores, Inc.	4,473,314	549,367,692
		961,358,456
Technology Hardware, Storage & Peripherals-12.26%
Apple, Inc.	140,388,742	18,628,182,176
Textiles, Apparel & Luxury Goods-0.36%
lululemon athletica, inc.(b)	1,569,669	546,291,902
Trading Companies & Distributors-0.23%
Fastenal Co.	7,213,144	352,217,822
Wireless Telecommunication Services-1.38%
T-Mobile US, Inc.(b)	15,595,833	2,103,098,080
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $140,982,085,928)		151,941,641,355
OTHER ASSETS LESS LIABILITIES-(0.00)%		(258,665)
NET ASSETS-100.00%		$151,941,382,690

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of December 31, 2020, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Trust’s investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.